Other non-financial assets (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities		SFr 3,975	SFr 4,032		SFr 4,563
Bail deposit	[1]	1,320	1,336		1,337
Prepaid expenses		795	834		819
Net defined benefit pension and post-employment assets		61	1		0
VAT and other tax receivables		304	299		292
Properties and other non-current assets held for sale		65	67		95
Other		436	415		251
Total other non-financial assets		SFr 6,956	SFr 6,984	SFr 7,358	SFr 7,358

[1]	Refer to item 1 in Note 14b for more information.